ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of the movement in the allowance for doubtful accounts
Balance at beginning of year	¥ 165,635	¥ 75,269	¥ 25,374
Provision for doubtful accounts (reversal)	(74,803)	89,474	59,358
Translation adjustment	(9,767)	892	(9,463)
Balance at end of year	¥ 81,065	¥ 165,635	¥ 75,269